Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Variable rate loans	$ 753,501,000	$ 694,688,000
Fixed rate loans	414,107,000	428,570,000
Prevailing interest rate loans	9,309,000	9,872,000
Fees paid to director	364,000	198,000	279,000
Loans in secondary market	135,107,000	111,040,000	108,038,000
Gain on sale of loans in secondary market	3,602,000	2,069,000	2,275,000
Recourse obligation to federal home loan mortgage corporation	1 year
Loans sold with recourse	131,322,000	97,144,000
Federal home loan mortgage corporation with existing recourse	0
Maximum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Recourse obligation period for loans provided in secondary market	1 year
Minimum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Recourse obligation period for loans provided in secondary market	90 days
Nonperforming financing receivable [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Potential problem loans	$ 49,400,000	$ 67,300,000